ADOPTION IMPACT OF NEW REVENUE STANDARD - Narrative (Details) $ in Millions	Jan. 02, 2015 USD ($)
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Retained earnings	$ (2)
Retained Earnings
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Retained earnings	(2)
Retained Earnings | Accounting Standards Update 2014-09 | Difference between Revenue Guidance in Effect before and after Topic 606 [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Retained earnings	$ (2)